Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Knife River Corporation 401(k) Retirement Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
Knife River Corporation (Knife River or the Company) established the Knife River Corporation 401(k) Retirement Plan (the "Plan") effective May 1, 2023. The Plan is a defined contribution plan that is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (ERISA). The portion of the Plan invested primarily in the Knife River Corporation common stock is designed as an Employee Stock Ownership Plan (ESOP). The Company and any of its direct subsidiaries that participate in the Plan are the Employers (the Employers). The fiscal year of the Plan is the calendar year.
The Board of Directors of the Company may, at any time, amend or modify the Plan. The Company has delegated to the Employee Benefits Committee (the Committee) the authority to amend or modify the Plan; however, certain amendments identified in the Plan document are subject to approval by the Board of Directors of the Company.
Although it has not expressed any intent to do so, the Board of Directors of the Company has the right under the Plan to discontinue its contributions, at any time, and to terminate the Plan subject to the provisions of ERISA. The Board of Directors or governing entities of any Employer may, at any time, terminate participation in the Plan with respect to such Employer. In the event of a Plan termination, participants would become 100 percent vested in their employer contributions.
On March 7, 2025, the Company acquired Strata Corporation which was added as a new eligible employer. As a result of the acquisition, $27.1 million of assets were rolled into the Plan and were included in rollover contributions in the accompanying Statement of Changes in Net Assets.
The Committee is the Plan Administrator. The Committee consists of at least one officer of the Company and other individuals appointed by the Chief Executive Officer of the Company who are employed by the Company or a subsidiary of the Company. The recordkeeper of the Plan is Principal Financial Group (the Recordkeeper). The trustee of the Plan is Principal Trust Company (the Trustee).
Eligibility
Generally, eligible employees may participate in the Plan upon hire if they are at least 18 years of age and actively employed by the Employer. Leased employees, independent contractors, employees covered by a collectively bargained unit that has not bargained for the Plan, and employees eligible to participate in a multiemployer plan to which the Company contributes are generally not eligible to participate in the Plan.
Deferral Contributions
The Plan allows a participant to contribute, by payroll deduction, any whole percentage not to exceed 75 percent of the participant's eligible compensation for each pay period up to a maximum pre-tax and/or Roth deferral contribution of $23,500 for the 2025 Plan year. The Plan provides an automatic 6 percent deferral election feature and an automatic deferral escalation feature, which increases the participant's deferral percentage by one percent annually until the participant's deferral percentage reaches 15 percent, unless the participant opts out. Additionally, the Plan allows a participant who is eligible to make deferral contributions and will have attained age 50 before the close of the Plan year to make elective catch-up deferrals. The maximum catch-up deferral for 2025 was $7,500.
Employer Matching Contributions
Each Employer provides matching contributions on behalf of its participants equal to 50 percent of such participant’s pre-tax and Roth deferral contributions up to 6 percent of the participant’s annual eligible compensation as provided under the Plan or according to such other matching contribution formula as adopted by the Employer and approved by the Committee. All matching contributions are made in cash to the participant’s matching contribution account and invested as directed by the participant.
Profit Sharing/Retirement Contributions
The Employer, in its sole discretion and subject to the Committee's approval, may make either profit sharing or retirement contributions, or both to the Plan on behalf of participants employed by that Employer. Participants may choose to invest profit sharing/retirement contributions allocated to their individual accounts in any or all of the available investment options. Profit sharing/retirement contributions totaling $13.6 million were credited to participant accounts for the year ended December 31, 2025.
Rollover Contributions
The Plan accepts rollover contributions from eligible retirement plans, including after-tax employee contributions and designated Roth accounts.
Participant Accounts
The Employers remit all authorized contributions made by the participants to the Trustee to be held in trust and invested for the respective accounts of the participants, pursuant to the terms of a trust agreement effective May 1, 2023. Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with pre-tax deferral contributions, Roth deferral contributions, employer matching contributions, profit sharing/retirement contributions, and rollover contributions, as applicable, and allocated investment earnings and losses.
Investment Options
An election is made by each participant to allocate contributions in one percent increments to any or all of the 28 investment options available as of December 31, 2025. If a participant does not specify how contributions to their account are to be invested, they will automatically be invested in the applicable age appropriate target fund, as determined by the Committee. Contributions for Knife River common stock are used by the Trustee to purchase shares of Knife River Corporation common stock directly on the open market.
Vesting
A participant’s interest in their pre-tax and Roth deferral accounts, matching contribution account, rollover account and ESOP account is at all times fully vested and nonforfeitable. Generally, a participant’s interest in a profit sharing/retirement contribution account is 100 percent vested after completing three years of service. Knife River did not adopt a dividend policy during 2025 for the participants' ESOP accounts. If Knife River were to adopt a dividend policy, participants would be 100 percent vested in any dividends paid on Knife River common stock regardless of years of service.
Distributions and Withdrawals
The amount credited to participant accounts shall become payable to the participant or the participant’s beneficiary/beneficiaries, as applicable, upon death, retirement, disability or other termination of employment with the Employers. The distribution of such amounts will be in accordance with the Plan, based on the method of payment elected by the participant or designated beneficiary/beneficiaries. If the participant’s vested balance is $7,000 or less, the plan may distribute the balance in a lump sum, in accordance with the applicable requirements of the Internal Revenue Code (the Code). Generally, the Plan allows for a single-sum distribution or flexible installments over a period of time, not to exceed nine years; however, certain grandfathered distribution features are maintained for certain accounts affected by prior plan mergers.
Distributions with respect to investment options other than Knife River common stock are in the form of cash. Distributions with respect to Knife River common stock may be in the form of cash or in the form of Knife River common stock.
A participant may make in-service withdrawals (hardship or age 59 1/2) under certain conditions. Distributions from a participant’s rollover account may be elected at any time.
Notes Receivable from Participants
A participant may be eligible to obtain a loan from the Plan. The minimum amount a participant can borrow is $1,000 and the maximum amount available for a loan is the lesser of $50,000 or one-half of the participant’s vested account balance, subject to certain limitations. For each Participant, no more than two loans may be approved and no more than two loans may be outstanding at any time during the plan year. The loans are secured by the balance in the participant's account and shall bear a reasonable rate of interest equal to the Wall Street Journal Prime Rate plus 1% or such other commercially reasonable interest rate as determined by the Committee. Loans must be repaid over specified periods generally through payroll deduction and bear interest at a commercially reasonable rate in effect at the time the loan is made, as established by the Committee.
Forfeited Accounts
Forfeited non-vested accounts are used for any of the following: (i) to reinstate reemployed participants' forfeited accounts, (ii) to reduce employer contributions to the Plan and (iii) to reduce administrative expenses incurred by the Plan. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $66,000 and $50,000, respectively. These accounts will be used to reduce future employer contributions. For the year ended December 31, 2025, employer contributions were reduced by $1.1 million from forfeited non-vested accounts.